S000016665 [Member] Investment Objectives and Goals - ClearBridge Dividend Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE DIVIDEND STRATEGY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks dividend income, growth of dividend income and long-term capital appreciation.